SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended				122 Months Ended	124 Months Ended	126 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2012	Aug. 13, 2012	Oct. 08, 2012	Aug. 31, 2012	Mar. 28, 2012	Dec. 31, 2008 Patents [Member]	Jun. 30, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Mar. 28, 2012 First Advance [Member]	Dec. 31, 2011 First Advance [Member]	Jun. 30, 2012 Sok Partners [Member]	Dec. 31, 2011 Sok Partners [Member] Subsequent Event [Member]	Dec. 31, 2011 Dr Herschkowitz [Member]	Dec. 20, 2011 Dr Herschkowitz [Member]	Dec. 31, 2011 Dr Herschkowitz [Member] Subsequent Event [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Minimum [Member] Subsequent Event [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Jun. 30, 2012 Maximum [Member] Subsequent Event [Member]
Stockholders' Equity, Period Increase (Decrease)							$ 184,120
Debt Instrument, Increase (Decrease) for Period, Net						373,000
Proceeds from Issuance of Private Placement																280,000					433,446.51
Expected Future Investment From Private Investor																																					175,000								475,000
Percentage Of Royalty To Be Paid On Patent														4.00%
Payments Made To Acquire Patent														75,000
Research and Development Expense						0		0	0	0	0	10,000	100,000
Compensation For Product Development, Rate Per Hour													95
Stock Issued During Period, Shares, Share-based Compensation, Gross																				150,000
Equity Issuance Per Share Amount	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65						$ 1.67						$ 1.67			$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									2 years 6 months											5 years										2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months		6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																				Jun. 30, 2013
Stock Issued During Period, Value, Share-based Compensation, Gross																				28,060
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.38%				1.37%							3.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									63.00%											59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%		0.00%	0.00%	0.00%	0.00%						0.00%
Change In Control Of Entity, Description														Should there be a change in control of the Company (defined as greater than 50% of the Company''''s outstanding stock or substantially all of its assets being transferred to one independent person or entity).
Payments Made To Patent Inventor, If Change In Control Occurs, In Year One														2,000,000
Payments Made To Patent Inventor, If Change In Control Occurs, In Year Two														1,000,000
Payments Made To Patent Inventor, If Change In Control Occurs, In Year Three														500,000
Payments Made To Patent Inventor, If Change In Control Occurs, After Year Three														0
Convertible Notes Payable						67,000			67,000						67,000
Debt Instrument, Convertible, Conversion Amount																					8,500
Proceeds From Issuance Of Equity One															4,107,000
Proceeds from Issuance of Debt		16,800	32,000	200,000	100,000										2,178,000
Proceeds From Issuance Of Equity Two															1,153,000
Proceeds from Convertible Debt															525,000
Advertising Expense						0		0	0	1,100
Warrants Issued During Period One																800,000
Warrants Exercise Price One																$ 0.10					$ 6,192,094
Warrants Expiration Date One																Aug. 11, 2015
Common Stock, Shares, Issued											32,074,000					67,316,108	98,603,584	1,166,667										1,546,667
Payment For Which Common Stock Shares Issued																175,000
Common Stock Shares Issued Price Per Share																$ 0.15
Date From Which Warrants Exercisable																Jul. 02, 2008
Warrants Issued During Period Two																571,429
Warrants Exercise Price Two																$ 0.46					$ 6,192,094
Warrants Expiration Date Two																Jul. 02, 2014
Additional Warrants Issued During Period																200,000					0
Additional Warrants Exercise Price																$ 0.15
Additional Warrants Expiration Date																Jun. 29, 2017
Options Issued During Period																700,000
Options Exercise Price																$ 0.15
Options Expiration Date																Jun. 29, 2017
Stock Incentive Plan Initiation Date																Aug. 13, 2012
Shares																4,263,042	4,263,042
Share Price																$ 0.07
Warrants Exercise Price Private Placement																$ 0.15
Common Stock Shares Sold In Private Placement																3,999,857
Warrants Issued In Private Placement																3,999,857
Convertible Debt		605,000									533,000	605,000
Additional Equity																																	3,000,000								5,000,000
Unable To Raise Additional Capital											500,000
Members' Equity		1,154,000									1,154,000	1,154,000
Other Additional Capital																																	300,000								600,000
Convertible Note Percentage																										20.00%	20.00%		20.00%
Convertible Note Due Date																										August 2012			20-Jun-12
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.						100,000			100,000		98,659				100,000										357,282	600,000		225,000	240,000
Debt Instrument, Convertible, Effective Interest Rate						24.00%					24.00%
Advance Under Note											84,657												300,000	300,000	300,000	300,000
Cash Advance Net Of Interest											60,000								60,000
Debt Instrument, Convertible, Conversion Price						$ 0.065			$ 0.065		$ 0.35				$ 0.065											$ 0.065
Common stock, par value (in dollars per share)		$ 0.01				$ 0.01			$ 0.01		$ 0.01	$ 0.01			$ 0.01											$ 0.065
Issuance of common 10/23/02, $1.67/share (in shares)												4,552,862														4,615,385			1,546,667
Stock Transferred On Default Of Note																											7,500,000		7,500,000
Stock Issued During Period, Value, Conversion of Units						$ 600,000																$ 92,000
Stock Issued During Period, Shares, Conversion of Units																						1,647,048			4,615,385